UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Australia (2.9%)

Challenger, Ltd.	583,134	$3,463,904

Origin Energy, Ltd.	277,712	3,682,269

Telstra Corp., Ltd.	814,224	3,840,650

		10,986,823
Austria (0.7%)

voestalpine AG	64,179	2,820,918

		2,820,918
Belgium (0.9%)

Solvay SA	22,878	3,591,461

		3,591,461
Brazil (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $395,677) (Private)(F)(RES)(NON)	18	266,818

		266,818
Canada (2.0%)

Agrium, Inc.(S)	38,900	3,790,771

Suncor Energy, Inc.	116,433	4,066,466

		7,857,237
China (1.9%)

China Resources Gas Group, Ltd.	872,000	2,779,135

China ZhengTong Auto Services Holdings, Ltd.(NON)	280,500	153,856

Haier Electronics Group Co., Ltd.	791,000	2,143,533

Tencent Holdings, Ltd.	30,300	2,109,668

		7,186,192
Czech Republic (0.7%)

Erste Group Bank AG	76,153	2,601,821

		2,601,821
France (10.9%)

Airbus Group NV	70,990	5,084,588

Alcatel-Lucent(NON)(S)	731,964	2,886,012

BNP Paribas SA	83,537	6,443,593

Faurecia(NON)	82,682	3,494,661

Gaztransport Et Technigaz SA(NON)	30,434	1,970,168

Iliad SA	7,308	2,107,204

Natixis	496,840	3,648,917

Numericable Group SA (France)(NON)(S)	93,028	3,656,404

Sanofi	81,773	8,525,695

Veolia Environnement	211,203	4,178,239

		41,995,481
Germany (7.2%)

Daimler AG (Registered Shares)(S)	71,636	6,769,099

Deutsche Post AG	215,047	7,990,116

Henkel AG & Co. KGaA (Preference)(S)	57,742	6,214,309

Siemens AG	45,231	6,087,928

Zalando GmbH (acquired 9/30/13, cost $672,602) (Private)(F)(RES)(NON)	15	674,760

		27,736,212
India (0.5%)

Tata Motors, Ltd.	284,657	1,906,682

		1,906,682
Ireland (1.3%)

Kerry Group PLC Class A	66,842	5,102,422

		5,102,422
Italy (5.5%)

Banca Popolare di Milano Scarl(NON)(S)	3,100,508	3,118,132

Fiat SpA(NON)(S)	431,913	5,027,959

Luxottica Group SpA	63,384	3,665,733

Mediaset SpA(NON)	347,402	1,942,152

UniCredit SpA	469,018	4,283,924

Unipol Gruppo Finanziario SpA	415,019	3,241,827

		21,279,727
Japan (19.2%)

Astellas Pharma, Inc.	347,000	4,110,737

Credit Saison Co., Ltd.	151,500	3,008,794

Daikin Industries, Ltd.	60,000	3,355,311

Hitachi, Ltd.	493,000	3,631,682

Japan Tobacco, Inc.	211,800	6,641,262

Konica Minolta Holdings, Inc.	394,500	3,674,215

Mitsubishi Corp.	231,200	4,287,424

NSK, Ltd.	352,000	3,614,929

Olympus Corp.(NON)	108,900	3,507,453

Panasonic Corp.	248,900	2,839,521

Sega Sammy Holdings, Inc.	112,600	2,516,840

Sekisui House, Ltd.	305,200	3,781,492

SMC Corp.	13,000	3,420,644

SoftBank Corp.	72,400	5,460,366

Sumitomo Mitsui Financial Group, Inc.	121,200	5,166,330

Tokyo Gas Co., Ltd.	1,199,000	6,079,337

Toyota Motor Corp.	157,800	8,880,790

		73,977,127
Mexico (0.7%)

Grupo Financiero Banorte SAB de CV	409,785	2,771,240

		2,771,240
Netherlands (1.8%)

ING Groep NV GDR(NON)	481,596	6,817,160

		6,817,160
Portugal (1.2%)

Banco Espirito Santo SA(NON)(S)	2,472,128	4,628,382

		4,628,382
Russia (0.7%)

Magnit OJSC	11,588	2,671,231

		2,671,231
Singapore (1.2%)

Ezion Holdings, Ltd.	2,736,200	4,710,819

		4,710,819
South Korea (2.5%)

Coway Co., Ltd.	45,144	3,167,165

LG Chemical, Ltd.	10,688	2,558,490

Samsung Electronics Co., Ltd.	3,079	3,893,607

		9,619,262
Spain (2.3%)

Atresmedia Corporacion de Medios de Comunicacion SA(NON)	123,043	1,893,428

Grifols SA ADR	113,171	4,673,962

Jazztel PLC(NON)	137,254	2,087,531

		8,654,921
Sweden (1.5%)

Assa Abloy AB Class B	74,818	3,983,481

Intrum Justita AB	67,563	1,843,491

		5,826,972
Switzerland (1.3%)

Compagnie Financiere Richemont SA	54,319	5,185,819

		5,185,819
Taiwan (0.9%)

Inotera Memories, Inc.(NON)	4,294,000	3,370,713

		3,370,713
United Kingdom (25.6%)

Associated British Foods PLC	105,802	4,905,345

AstraZeneca PLC	135,974	8,787,602

Barclays PLC	1,125,917	4,381,088

BG Group PLC	295,736	5,509,681

BHP Billiton PLC	226,228	6,954,757

Britvic PLC	191,564	2,369,695

BT Group PLC	850,665	5,382,017

Compass Group PLC	342,158	5,219,423

Kingfisher PLC	520,226	3,654,780

Liberty Global PLC Class A(NON)	21,400	890,240

Liberty Global PLC Ser. C(NON)	21,400	871,194

Metro Bank PLC (acquired 1/15/14, cost $998,323) (Private)(F)(RES)(NON)	46,900	989,779

Persimmon PLC	195,170	4,379,584

Pets at Home Group PLC(NON)	665,860	2,664,213

Prudential PLC	259,766	5,493,479

Regus PLC	812,600	2,985,817

Royal Dutch Shell PLC Class A	215,552	7,873,524

Shire PLC	75,700	3,716,686

Telecity Group PLC	277,137	3,224,962

Thomas Cook Group PLC(NON)	1,235,859	3,714,834

TUI Travel PLC	619,011	4,520,091

Vodafone Group PLC	1,285,215	4,720,250

WPP PLC	259,669	5,355,062

		98,564,103
United States (4.3%)

Google, Inc. Class A(NON)	2,544	2,835,313

KKR & Co. LP	146,700	3,350,628

Monsanto Co.	30,961	3,522,433

Tyco International, Ltd.	74,598	3,162,955

Visa, Inc. Class A	16,100	3,475,346

		16,346,675

Total common stocks (cost $308,691,137)		$376,476,218

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 3/4s, February 15, 2042(i)	$30,007	$26,344

Total U.S. treasury Obligations (cost $26,344)		$26,344

SHORT-TERM INVESTMENTS (8.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	27,764,389	$27,764,389

Putnam Short Term Investment Fund 0.07%(AFF)	3,291,745	3,291,745

U.S. Treasury Bills with an effective yield of 0.11%, February 5, 2015(SEGSF)	$35,000	34,968

U.S. Treasury Bills with an effective yield of 0.08%, January 8, 2015(SEGSF)	100,000	99,930

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, November 13, 2014(SEGSF)	185,000	184,922

U.S. Treasury Bills with an effective yield of 0.12%, October 16, 2014(SEGSF)	310,000	309,902

Total short-term investments (cost $31,685,701)		$31,685,856

TOTAL INVESTMENTS

Total investments (cost $340,403,182)(b)		$408,188,418

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $165,022,066) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	6/18/14	$14,928,536	$14,916,258	$(12,278)
Barclays Bank PLC
	British Pound	Buy	6/18/14	863,418	861,645	1,773
	Hong Kong Dollar	Sell	5/21/14	138,051	141,322	3,271
	Swiss Franc	Buy	6/18/14	4,754,372	4,734,025	20,347
Citibank, N.A.
	British Pound	Buy	6/18/14	1,320,620	1,319,611	1,009
	Danish Krone	Buy	6/18/14	5,495,101	5,476,279	18,822
	Euro	Sell	6/18/14	2,931,159	2,948,638	17,479
	Japanese Yen	Buy	5/21/14	4,159,100	4,216,123	(57,023)
Credit Suisse International
	British Pound	Buy	6/18/14	1,340,448	1,341,958	(1,510)
	Canadian Dollar	Buy	4/16/14	2,212,165	2,177,700	34,465
	Euro	Buy	6/18/14	11,220,749	11,211,757	8,992
	Japanese Yen	Buy	5/21/14	2,378,368	2,410,759	(32,391)
	Swedish Krona	Sell	6/18/14	776,635	780,271	3,636
	Swiss Franc	Buy	6/18/14	4,829,527	4,808,316	21,211
Deutsche Bank AG
	Australian Dollar	Sell	4/16/14	6,563,105	6,294,033	(269,072)
	British Pound	Sell	6/18/14	5,093,535	5,069,045	(24,490)
	Euro	Sell	6/18/14	5,024,253	5,019,333	(4,920)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/16/14	1,315,146	1,359,831	44,685
	Euro	Buy	6/18/14	1,018,929	1,019,436	(507)
	Japanese Yen	Sell	5/21/14	1,348,953	1,350,524	1,571
	Norwegian Krone	Buy	6/18/14	3,188,535	3,179,768	8,767
	Singapore Dollar	Buy	5/21/14	142,702	140,775	1,927
	Swedish Krona	Buy	6/18/14	3,805,783	3,854,514	(48,731)
	Swiss Franc	Buy	6/18/14	3,763,090	3,746,690	16,400
State Street Bank and Trust Co.
	Euro	Sell	6/18/14	1,778,476	1,779,368	892
	Israeli Shekel	Buy	4/16/14	2,078,298	2,068,186	10,112
	Japanese Yen	Sell	5/21/14	4,031,746	4,052,646	20,900
UBS AG
	Australian Dollar	Buy	4/16/14	2,380,477	2,284,873	95,604
	British Pound	Sell	6/18/14	17,219,048	17,237,697	18,649
	Euro	Buy	6/18/14	13,462,612	13,452,156	10,456
	Swiss Franc	Buy	6/18/14	7,820,463	7,784,029	36,434
WestPac Banking Corp.
	Australian Dollar	Buy	4/16/14	7,477,012	7,174,803	302,209
	Euro	Sell	6/18/14	14,268,030	14,254,369	(13,661)
	Japanese Yen	Sell	5/21/14	6,472,288	6,555,328	83,040

Total						$318,068

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $384,946,686.
(b)	The aggregate identified cost on a tax basis is $341,044,932, resulting in gross unrealized appreciation and depreciation of $75,143,589 and $8,000,103, respectively, or net unrealized appreciation of $67,143,486.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,931,357, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$29,669,150	$26,377,405	$388	$3,291,745
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $27,764,389, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,586,052.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $285,619 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	23.2%
	Financials	16.5
	Industrials	11.9
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $254,228 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $330,473 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $239,863.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$10,986,823	$—
Austria	2,820,918	—	—
Belgium	3,591,461	—	—
Brazil	—	—	266,818
Canada	7,857,237	—	—
Czech Republic	2,601,821	—	—
China	—	7,186,192	—
France	41,995,481	—	—
Germany	27,061,452	—	674,760
India	—	1,906,682	—
Ireland	5,102,422	—	—
Italy	21,279,727	—	—
Japan	—	73,977,127	—
Mexico	2,771,240	—	—
Netherlands	6,817,160	—	—
Portugal	4,628,382	—	—
Russia	2,671,231	—	—
Singapore	—	4,710,819	—
South Korea	—	9,619,262	—
Spain	8,654,921	—	—
Sweden	5,826,972	—	—
Switzerland	5,185,819	—	—
Taiwan	—	3,370,713	—
United Kingdom	97,574,324	—	989,779
United States	16,346,675	—	—
Total common stocks	262,787,243	111,757,618	1,931,357
U.S. treasury obligations	—	26,344	—
Short-term investments	3,291,745	28,394,111	—

Totals by level	$266,078,988	$140,178,073	$1,931,357

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$318,068	$—

Totals by level	$—	$318,068	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$782,651	$464,583

Total	$782,651	$464,583

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$188,300,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$25,391	$37,310	$68,304	$—	$73,350	$31,904	$161,143	$385,249	$782,651

	Total Assets	$—	$25,391	$37,310	$68,304	$—	$73,350	$31,904	$161,143	$385,249	$782,651
	Liabilities:
	Forward currency contracts#	12,278	—	57,023	33,901	298,482	49,238	—	—	13,661	464,583

	Total Liabilities	$12,278	$—	$57,023	$33,901	$298,482	$49,238	$—	$—	$13,661	$464,583

	Total Financial and Derivative Net Assets	$(12,278)	$25,391	$(19,713)	$34,403	$(298,482)	$24,112	$31,904	$161,143	$371,588	$318,068
	Total collateral received (pledged)##†	$—	$25,391	$—	$—	$(239,863)	$—	$—	$161,143	$—	$(53,329)
	Net amount	$(12,278)	$—	$(19,713)	$34,403	$(58,619)	$24,112	$31,904	$—	$371,588	$371,397

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014